Valued Advisers Trust

SMI Conservative Allocation Fund (SMILX)

SMI Dynamic Allocation Fund (SMIDX)

Supplement to the Prospectus and Statement of Additional Information

dated February 28, 2015

(as may be supplemented from time to time)

Supplement dated November 25, 2015

Effective December 8, 2015, Scout Investments, Inc., through its Reams Asset Management division (“Reams”), will no longer provide sub-advisory services to the fixed income portions of the SMI Conservative Allocation and SMI Dynamic Allocation Funds’ portfolios. The portion of the portfolio assigned to Reams to sub-advise was not of a sufficient scale to justify the allocation of advisory efforts by Reams. As such, Reams notified SMI Advisory Services, LLC, the adviser to the Funds, that it would resign as sub-adviser. As such, any references to Reams and or “Sub-Adviser” in the Funds’ prospectus and SAI are hereby deleted. The Funds will continue to be advised by the same portfolio management team of SMI Advisory Services, LLC since their inception.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information, dated February 28, 2015 (as may be supplemented from time to time) has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (877) SMI-FUND or (877) 764-3863.

Valued Advisers Trust

SMI Bond (SMIUX)

SMI 50/40/10 Fund (SMIRX)

Supplement to the Prospectus and Statement of Additional Information

dated April 27, 2015

(as may be supplemented from time to time)

Supplement dated November 25, 2015

Effective December 8, 2015, Scout Investments, Inc., through its Reams Asset Management division (“Reams”), will no longer provide sub-advisory services to the fixed income portions of the SMI Bond and SMI 50/40/10 Funds’ portfolios. The portion of the portfolio assigned to Reams to sub-advise was not of a sufficient scale to justify the allocation of advisory efforts by Reams. As such, Reams notified SMI Advisory Services, LLC, the adviser to the Funds, that it would resign as sub-adviser. As such, any references to Reams and or “Sub-Adviser” in the Funds’ prospectus and SAI are hereby deleted. The Funds will continue to be advised by the same portfolio management team of SMI Advisory Services, LLC since their inception.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information, dated April 27, 2015 (as may be supplemented from time to time) has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (877) SMI-FUND or (877) 764-3863.

Valued Advisers Trust

SMI Bond Fund

SMI 50/40/10 Fund

Supplement to the Prospectus dated April 27, 2015

(as may be supplemented from time to time)

Supplement dated November 25, 2015

Effective November 20, 2015, shareholders may exchange their shares of the SMI Bond Fund or the SMI 50/40/10 Fund (each a “Fund”) for shares of the Federated Prime Cash Obligations Fund. The disclosure under the heading “How to Exchange Shares” in the Funds’ prospectus is hereby replaced with the disclosure below.

How To Exchange Shares

You may exchange your shares of a Fund for shares of another fund advised by the same investment adviser. In general, the same rules and procedures that apply to sales and purchases also apply to exchanges, except there are no early redemption fees for exchanges between the two funds. You may also exchange your shares into the Federated Prime Cash Obligations Fund, which is an unaffiliated, separately managed, money market mutual fund. This exchange privilege is offered as a convenience to you. For an exchange into the Federated Prime Cash Obligations Fund, you must first receive that Fund’s prospectus. The exchange privilege must also be selected on your account application form. You may call Shareholder Services at (877) 764-3863 to exchange shares and to request a prospectus. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above. Additionally, if you already have an existing account with both Funds, you may do exchanges online at the Funds’ website (www.smifund.com). An exchange is made by selling shares of one Fund and using the proceeds to buy shares of the other Fund, with the NAV for the sale and the purchase calculated for each Fund as described in the prospectus under “Determination of Net Asset Value.” An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long-term or short-term capital gain or loss on the shares sold. Requests for exchanges will be processed at the next calculated NAV after receipt of the request (i.e., prior to close of trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time)). Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. The Funds reserve the right to terminate or modify the exchange privilege at any time.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Funds and should be retained for future reference. A Statement of Additional Information, dated April 27, 2015 (as may be supplemented from time to time) has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Funds at (877) SMI-FUND or (877) 764-3863.

Valued Advisers Trust

Sound Mind Investing Fund

SMI Conservative Allocation Fund

SMI Dynamic Allocation Fund

Supplement to the Prospectus dated February 28, 2015

(as may be supplemented from time to time)

Supplement dated November 25, 2015

Effective November 20, 2015, shareholders may exchange their shares of the Sound Mind Investing Fund, the SMI Conservative Allocation Fund, or the SMI Dynamic Allocation Fund (each a “Fund”) for shares of the Federated Prime Cash Obligations Fund. The disclosure under the heading “How to Exchange Shares” in the Funds’ prospectus is hereby replaced with the disclosure below.

How To Exchange Shares

You may exchange your shares of a Fund for shares of another fund advised by the same investment adviser. In general, the same rules and procedures that apply to sales and purchases also apply to exchanges, except there are no early redemption fees for exchanges between the two funds. You may also exchange your shares into the Federated Prime Cash Obligations Fund, which is an unaffiliated, separately managed, money market mutual fund. This exchange privilege is offered as a convenience to you. For an exchange into the Federated Prime Cash Obligations Fund, you must first receive that Fund’s prospectus. The exchange privilege must also be selected on your account application form. You may call Shareholder Services at (877) 764-3863 to exchange shares and to request a prospectus. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above. Additionally, if you already have an existing account with both Funds, you may do exchanges online at the Funds’ website (www.smifund.com). An exchange is made by selling shares of one Fund and using the proceeds to buy shares of the other Fund, with the NAV for the sale and the purchase calculated for each Fund as described in the prospectus under “Determination of Net Asset Value.” An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long-term or short-term capital gain or loss on the shares sold. Requests for exchanges will be processed at the next calculated NAV after receipt of the request (i.e., prior to close of trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time)). Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. The Funds reserve the right to terminate or modify the exchange privilege at any time.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Funds and should be retained for future reference. A Statement of Additional Information, dated February 28, 2015 (as may be supplemented from time to time) has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Funds at (877) SMI-FUND or (877) 764-3863.